OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Mark-to-market swaps valuation:
Deferred operating cost and charterhire revenue	$ (12,330)	$ (20,719)
Current portion of operating lease liability (note 11)	(5,005)	(3,582)
Other	(12,509)	(5,625)
Other current liabilities	$ (85,419)	$ (96,081)
Operating lease, liability, current, statement of financial position [Extensible List]	Other current liabilities	Other current liabilities
Variable Interest Entity, Primary Beneficiary
Mark-to-market swaps valuation:
Dividends Payable	$ 7,500
Interest rate swap
Mark-to-market swaps valuation:
Market-to-market swap valuation	(44,315)	$ (5,798)
Energy related derivative
Mark-to-market swaps valuation:
Day 1 gain deferred revenue - current portion (note 21)	(9,950)	(9,950)
Currency swap
Mark-to-market swaps valuation:
Market-to-market swap valuation	(1,310)	0
Equity swap
Mark-to-market swaps valuation:
Market-to-market swap valuation	$ 0	$ (50,407)